Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Additional Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 12	$ 15